Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Schedule of income tax expense and income tax related to profit

	Thousands of Euros
	31/12/2019	31/12/2018	31/12/2017

Profit before income tax from continuing operations	817,103	725,842	695,722

Tax at 25%	204,276	181,461	173,931
Permanent differences	6,104	(2,000)	17,163
Effect of different tax rates	(22,564)	(29,543)	40,981
Tax credits (deductions)	(12,702)	(18,226)	(16,092)
Impact related to the US tax legistation modifications	—	—	(171,169)
Prior year income tax expense	(3,722)	381	(8,614)
Other income tax expenses/(income)	(2,933)	(637)	(1,792)
Total income tax expense	168,459	131,436	34,408

Deferred tax	58,275	(21,189)	(149,444)
Current tax	110,184	152,625	183,852
Total income tax expense	168,459	131,436	34,408

Schedule of deferred tax assets and liabilities

	Thousands of Euros
	Tax effect
	31/12/2019	31/12/2018	31/12/2017

Assets
Provisions	6,228	7,936	4,564
Inventories	51,838	41,029	35,619
Tax credits (deductions)	61,476	57,357	49,467
Tax loss carryforwards	36,066	32,769	6,179
Other	6,531	8,611	7,513
Subtotal, assets	162,139	147,702	103,342
Goodwill	(27,721)	(24,691)	(22,346)
Fixed assets, amortisation and depreciation	(2,821)	(3,922)	(7,780)
Intangible assets	(8,573)	(6,550)	(7,059)
Subtotal, net liabilities	(39,115)	(35,163)	(37,185)
Deferred assets, net	123,024	112,539	66,157

Liabilities
Goodwill	(194,964)	(150,644)	(105,963)
Intangible assets	(214,993)	(220,752)	(201,921)
Fixed assets	(88,498)	(99,819)	(95,029)
Debt cancellation costs	(65,967)	(42,319)	(70,503)
Inventories	—	—	—
Subtotal, liabilities	(564,422)	(513,534)	(473,416)
Tax loss carryforwards	24,734	20,833	15,384
Inventories	2,408	5,644	5,063
Provisions	39,366	53,290	47,404
Other	34,087	29,369	16,653
Subtotal, net assets	100,595	109,135	84,504
Net deferred Liabilities	(463,827)	(404,398)	(388,912)

Schedule of movement in deferred tax assets and liabilities

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2019	31/12/2018	31/12/2017
Balance at 1 January	(291,859)	(322,755)	(533,427)
Movements during the year	(58,275)	21,189	149,444
Movements in equity during the year	—	—	—
Business combination (note 3)	—	21,328	16,736
Translation differences	9,331	(11,621)	44,492
Balance at 31 December	(340,803)	(291,859)	(322,755)

Schedule of details about deferred tax assets and liabilities by jurisdiction

The detail of deferred tax assets and liabilities by jurisdiction at 31 December 2019 is as follow:

	USA	Spain	Other	Total
	31/12/2019	31/12/2019	31/12/2019	31/12/2019

Net deferred tax	(392,040)	(35,117)	(35,921)	(463,078)
Tax credit rigths	54,340	5,162	1,297	60,799
Tax loss carryforwards	—	61,476	—	61,476

	(337,700)	31,521	(34,624)	(340,803)

The detail of deferred tax assets and liabilities by jurisdiction at 31 December 2018 is as follow:

	USA	Spain	Other	Total
	31/12/2018	31/12/2018	31/12/2018	31/12/2018

Net deferred tax	(353,116)	(34,441)	(15,260)	(402,817)
Tax credit rigths	46,722	5,669	1,210	53,601
Tax loss carryforwards	—	57,357	—	57,357

	(306,394)	28,585	(14,050)	(291,859)

The detail of deferred tax assets and liabilities by jurisdiction at 31 December 2017 is as follow:

	USA	Spain	Other	Total
	31/12/2017	31/12/2017	31/12/2017	31/12/2017

Net deferred tax	(325,550)	(32,396)	(35,840)	(393,786)
Tax credit rigths	15,385	5,759	420	21,564
Tax loss carryforwards	—	49,467	—	49,467

	(310,165)	22,830	(35,420)	(322,755)